DEFINITE-LIFE INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]
Intangible Assets Disclosure [Text Block]

NOTE 5 — DEFINITE-LIFE INTANGIBLE ASSETS

At September 30, 2011 and December 31, 2010, definite-life intangible assets, net of accumulated amortization, consist of patents on the Company’s products of $46,455 and $81,554, respectively. The patents are recorded at cost and amortized over two to ten years. Amortization expense for the nine months ended September 30, 2011 and 2010 is $33,267 and $31,075, respectively. Expected future amortization expense for the years ended are as follows:

Year ending December 31,
2011	$9,553
2012	6,964
2013	6,964
2014	6,964
2015	6,964
Thereafter	9,036
$46,455

NOTE 5 — DEFINITE-LIFE INTANGIBLE ASSETS

At December 31, 2010 and 2009, definite-life intangible assets consist of patents on the Company’s products of $81,554 and $49,902, respectively. The patents are recorded at cost and amortized over two to ten years. Amortization expense for the years ended December 31, 2010 and 2009 are $42,082 and $4,716, respectively.

Expected future amortization expense for the years ended are as follows:

Year ending December 31,
2011	$42,534
2012	6,034
2013	6,034
2014	6,034
2015	6,034
Thereafter	14,884
$81,554